11 Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Current Income Tax Expense (Benefit)	$ 0	$ 0
Deferred Federal Income Tax Expense (Benefit)	(50,716)	(108,495)
Deferred Foreign Income Tax Expense (Benefit)	(73,347)	(161,294)
Deferred Taxes, Business Combination, Valuation Allowance, Available to Reduce Income Tax Expense	50,716	108,495
DeferredTaxesBusinessCombinationValuationAllowanceAvailableToReduceIncomeTaxExpenseChina	73,347	161,294
Current Income Tax Expense (Benefit)	$ 0	$ 0